Available-for-sale debt securities - Summary of Maturities of Available-for sale Debt Securities (Detail) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Available For Sale Securities Debt Maturities [Line Items]
Amortized Cost - one year or less	$ 0	$ 152,108
Amortized Cost - After one year through five years	0	87,791
Amortized Cost - Total	$ 0	$ 239,899
Percentage of Total - One year or less	0.00%	63.00%
Percentage of Total - After one year through five years	0.00%	37.00%
Percentage of Total - Total	0.00%	100.00%
Fair Value - One year or less	$ 0	$ 152,183
Fair Value - After one year through five years	0	87,940
Fair Value - Total	$ 0	$ 240,123
Percentage of Total - One year or less	0.00%	63.00%
Percentage of Total - After one year through five years	0.00%	37.00%
Percentage of Total - Total	0.00%	100.00%